CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 477,239	$ 477,696
Trade accounts receivable, less allowance for doubtful accounts (2013—$1,614; 2012—$1,641)	446,864	378,973
Other accounts receivable	45,094	43,844
Inventories:
Finished goods	340,863	325,762
Raw materials	47,784	57,245
Stores, supplies and other	47,402	45,138
Inventory, Net, Total	436,049	428,145
Other current assets	77,669	78,655
Total current assets	1,482,915	1,407,313
Property, plant and equipment, at cost	2,972,084	2,818,604
Less accumulated depreciation and amortization	1,615,015	1,522,033
Net property, plant and equipment	1,357,069	1,296,571
Investments	212,178	207,141
Other assets	160,229	154,836
Goodwill	284,203	276,966
Other intangibles, net of amortization	88,203	94,464
Total assets	3,584,797	3,437,291
Current liabilities:
Accounts payable	194,064	172,866
Accrued expenses	190,533	177,546
Current portion of long-term debt	24,554	12,700
Dividends payable	19,197	17,471
Income taxes payable	8,015	4,426
Total current liabilities	436,363	385,009
Long-term debt	1,054,310	686,588
Postretirement benefits	53,903	60,815
Pension benefits	57,647	195,481
Other noncurrent liabilities	110,610	114,022
Deferred income taxes	129,188	63,368
Commitments and contingencies (Note 15)
Albemarle Corporation shareholders’ equity:
Common stock, $.01 par value (authorized 150,000 shares), issued and outstanding — 80,053 in 2013 and 88,899 in 2012	801	889
Additional paid-in capital	9,957	2,761
Accumulated other comprehensive income	116,245	85,264
Retained earnings	1,500,358	1,744,684
Total Albemarle Corporation shareholders’ equity	1,627,361	1,833,598
Noncontrolling interests	115,415	98,410
Total equity	1,742,776	1,932,008
Total liabilities and equity	$ 3,584,797	$ 3,437,291